Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of fair value of derivative instruments

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

[1]	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
[2]	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
[3]	Securities received as collateral are recorded off-balance sheet.

Summary of realized gains and losses for derivative instruments

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

[1]	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
[2]	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.